                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-8709

                    Salomon Brothers High Income Fund II Inc.
               (Exact name of registrant as specified in charter)

              125 Broad Street, New York, NY                 10004
         (Address of principal executive offices)          (Zip code)

                            Robert I. Frenkel, Esq.
                     Salomon Brothers Asset Management Inc
                            300 First Stamford Place
                               Stamford, CT 06902
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 725-6666

                       Date of fiscal year end: April 30
                   Date of reporting period: October 31, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Semi-Annual Report to Stockholders is filed herewith.

                                    [GRAPHIC]



          SALOMON BROTHERS
          HIGH INCOME FUND II INC.


          SEMI-ANNUAL REPORT
          October 31, 2003


[LOGO] SALOMON BROTHERS
Asset Management

PFPC Inc.
P.O. Box 8030
Boston, MA 02266-8030

                                                                  HIXSEMI 10/03
                                                                        03-5815

SALOMON BROTHERS HIGH INCOME FUND II INC.



LETTER FROM THE CHAIRMAN

[PHOTO]

R. Jay Gerken
R. Jay Gerken, CFA
Chairman

Dear Shareholder,

I am gratified to report that the Salomon Brothers High Income Fund II Inc. performed well during the six months ended October 31, 2003, based on both its market price return of 13.16% and its net asset value ("NAV")/i/ return of 12.81%, the fund outperformed the unmanaged Citigroup High-Yield Market Index,/ii/ which returned 8.84% for the same period. In comparison, the fund's Lipper peer group of high current yield (leveraged) closed-end funds generated an average return of 13.16% over the six months./iii/ Please note that Lipper peer group performance is based on each fund's NAV.

During the six months, the fund distributed dividends to shareholders totaling $0.69 per share. The table below shows the six-month total return based on the fund's October 31, 2003 NAV per share and its New York Stock Exchange ("NYSE") closing price. Past performance is not indicative of future results.


                    FUND PERFORMANCE AS OF OCTOBER 31, 2003

                   Six-Month
                    Total
 Price Per Share   Return
----------------  ---------
  $11.02 (NAV)       12.81%
----------------  ---------
 $12.40 (NYSE)       13.16%

  Total returns are based on changes in NAV or the market price, respectively. Total return assumes the reinvestment of all dividends and/or capital gains distributions in additional shares.


The market rally in U.S. high-yield and emerging market debt securities early in the period came to a halt over the summer, as the sharp rise in U.S. Treasury bond yields exerted pressure on bond markets. However, declining default rates and an improved corporate earnings environment led the market to advance again through the end of October. The U.S. high-yield corporate bond market is typically more closely linked to the strength of corporate balance sheets than to interest rates. Performance was also driven, in part, by an improvement in fundamentals within specific emerging market countries - particularly the strong returns in Latin America - as well as by an increase in investors' appetite for higher-yielding international investment alternatives.

SALOMON BROTHERS HIGH INCOME FUND II INC.



Factors Influencing Fund Performance

During the six months, in terms of its U.S. bond holdings, the fund benefited from its overweighting in the aerospace, cable/media, and communications towers sectors and by its underweighting in the leisure, metals/mining, paper/forest products, and restaurant sectors. The fund was adversely affected by its underweighting in bonds rated CCC and in the airlines sector and by its overweighting in the chemicals sector. The fund increased its exposure to issues with CCC credit ratings and added to its positions in the cable/media, communications towers, and energy sectors, while reducing its holdings in the metals/mining, paper/forest products, and technology sectors during the period.

Within the fund's emerging markets debt component, the fund's performance was positively impacted by its overweighted exposure to Brazilian and Ecuadorian debt. The fund's performance was also positively impacted by the use of leverage./iv/ The fund's underweighted position in Venezuelan and Turkish debt detracted from its relative performance during the period.

Especially in this environment of four-decade-low money market yields, higher-yielding bonds in U.S. and emerging markets may seem appealing. Remember, however, that higher-yield bonds carry more credit risk than investment-grade issues, and international issues are subject to economic, political and currency risks. These additional risks are reasons why it is critical to perform a thorough analysis before carefully choosing these bonds. In our opinion, this is all the more reason why investing in high-yield bonds with a professional fund manager is a more prudent strategy than buying these bonds directly. Fund managers can provide the diversification and thorough credit analysis that is an important part of managing risk.

Looking for Additional Information?

The fund is traded under the symbol "HIX" and its closing market price is available in most newspapers under the New York Stock Exchange listings. The daily NAV is available online under symbol XHIXX. Barron's and The Wall Street Journal's Monday editions carry closed-end fund tables that will provide additional information. In addition, the fund issues a quarterly allocation press release that can be found on most major financial web sites.

In a continuing effort to provide information concerning the fund, shareholders may call 1-888-777-0102 or 1-800-SALOMON (toll free), Monday through Friday from 8:00 a.m. to 6:00 p.m. Eastern Time (ET), for the fund's current NAV, market price and other information regarding the fund's portfolio holdings and allocations.

SALOMON BROTHERS HIGH INCOME FUND II INC.



As always, thank you for entrusting your assets to us. We look forward to helping you continue to seek to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken
R. Jay Gerken, CFA
Chairman

November 19, 2003



The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of October 31, 2003 and are subject to change. Please refer to pages 4 through 16 for a list and percentage breakdown of the fund's holdings.

/i/ NAV is a price that reflects the value of the fund's underlying portfolio plus other assets, less the fund's liabilities. However, the price at which an investor may buy or sell shares of the fund is at the fund's market price as determined by supply of and demand for the fund's shares.
/ii/ The Citigroup High-Yield Market Index is a broad-based unmanaged index of high-yield securities. Please note that an investor cannot invest directly in an index.
/iii/Lipper Inc. is a major independent mutual-fund tracking organization.
     Average returns are based on the six-month period ended October 31, 2003, calculated among 26 funds in the fund's Lipper peer group including the reinvestment of dividends and capital gains.
/iv/ Leverage will magnify gains and disproportionately increase losses in the fund's portfolio.

SALOMON BROTHERS HIGH INCOME FUND II INC.


SCHEDULE OF INVESTMENTS (unaudited)
October 31, 2003

    Face
   Amount                                 Security*                                   Value
------------------------------------------------------------------------------------------------
CORPORATE BONDS -- 74.9%
Basic Industries -- 9.0%
$   3,700,000  Abitibi-Consolidated Inc., Debentures, 8.850% due 8/1/30.......... $     3,829,056
    7,230,000  Acetex Corp., Sr. Notes, 10.875% due 8/1/09.......................       8,133,750
    2,500,000  Airgas, Inc., 9.125% due 10/1/11..................................       2,806,250
               Anchor Glass Container Corp., Secured Notes:
    3,000,000    11.000% due 2/15/13.............................................       3,435,000
      875,000    11.000% due 2/15/13 (a).........................................       1,001,875
    5,400,000  Applied Extrusion Technologies, Inc., Series B, 10.750% due 7/1/11       4,185,000
    2,750,000  Berry Plastics Corp., 10.750% due 7/15/12.........................       3,107,500
    2,800,000  Borden Chemicals & Plastics L.P., Notes, 9.500% due 5/1/05 (b)....          42,000
               Buckeye Technologies Inc., Sr. Sub. Notes:
    1,750,000    9.250% due 9/15/08 (c)..........................................       1,785,000
    1,000,000    8.000% due 10/15/10.............................................         950,000
    8,500,000  FMC Corp., Debentures, 7.750% due 7/1/11..........................       8,755,000
    6,950,000  ISP Chemco Inc., Series B, 10.250% due 7/1/11.....................       7,801,375
    2,000,000  Luscar Coal Ltd., Sr. Notes, 9.750% due 10/15/11..................       2,265,000
               Lyondell Chemical Co.:
    2,575,000    9.500% due 12/15/08.............................................       2,587,875
      550,000    Secured Notes, Series B, 9.875% due 5/1/07 (c)..................         561,000
    2,000,000  MDP Acquisitions PLC, Sr. Notes, 9.625% due 10/1/12...............       2,230,000
    3,400,000  Methanex Corp., Sr. Notes, 8.750% due 8/15/12.....................       3,723,000
    3,190,000  Millennium America Inc., 9.250% due 6/15/08 (c)...................       3,389,375
    2,500,000  Noveon, Inc., Series B, 11.000% due 2/28/11.......................       2,887,500
    1,325,000  OM Group, Inc., 9.250% due 12/15/11...............................       1,344,875
    7,000,000  Plastipak Holdings Inc., 10.750% due 9/1/11.......................       7,770,000
    2,000,000  Pliant Corp., Secured Notes, 11.125% due 9/1/09...................       2,150,000
    2,700,000  Radnor Holdings Corp., Sr. Notes, 11.000% due 3/15/10 (a)(c)......       2,322,000
    5,000,000  Republic Technologies International, LLC, 13.750% due 7/15/09 (b).          75,000
    4,900,000  Rhodia S.A., Sr. Sub. Notes, 8.875% due 6/1/11 (a)................       4,385,500
    3,800,000  Smurfit-Stone Container Corp., 8.250% due 10/1/12.................       4,009,000
    4,950,000  Stone Container Corp., Sr. Notes, 8.375% due 7/1/12...............       5,247,000
      950,000  Tekni-Plex, Inc., Series B, 12.750% due 6/15/10...................         978,500
               Tembec Industries, Inc.:
    3,400,000    8.625% due 6/30/09..............................................       3,332,000
    1,325,000    8.500% due 2/1/11...............................................       1,285,250
    2,550,000  Westlake Chemical Corp., 8.750% due 7/15/11 (a)...................       2,703,000
                                                                                 ---------------
                                                                                      99,077,681
                                                                                 ---------------

                      See Notes to Financial Statements.

SALOMON BROTHERS HIGH INCOME FUND II INC.



SCHEDULE OF INVESTMENTS (unaudited) (continued)
October 31, 2003

    Face
   Amount                                     Security*                                      Value
-------------------------------------------------------------------------------------------------------
Consumer Cyclicals -- 6.0%
              Cole National Group, Inc., Sr. Sub. Notes:
$   2,850,000   8.625% due 8/15/07..................................................... $     2,928,375
    3,375,000   8.875% due 5/15/12.....................................................       3,602,812
    3,300,000 CSK Auto Inc., 12.000% due 6/15/06 (c)...................................       3,729,000
    1,000,000 Eye Care Centers of America, Inc., 9.125% due 5/1/08.....................         985,000
    4,350,000 Felcor Lodging L.P., 10.000% due 9/15/08.................................       4,698,000
    4,125,000 Finlay Enterprises Inc., 9.000% due 5/1/08...............................       4,161,094
    4,000,000 Finlay Fine Jewelry Corp., Sr. Notes, 8.375% due 5/1/08..................       4,140,000
              The Gap, Inc., Notes:
      115,000   9.900% due 12/15/05....................................................         129,088
    3,775,000   10.550% due 12/15/08 (c)...............................................       4,614,937
              HMH Properties, Inc.:
      500,000   Series A, 7.875% due 8/1/05 (c)........................................         517,000
    3,500,000   Sr. Notes, Series C, 8.450% due 12/1/08................................       3,657,500
              Host Marriott, L.P.:
      350,000   Series E, 8.375% due 2/15/06...........................................         373,625
    1,625,000   Series I, 9.500% due 1/15/07...........................................       1,807,813
    1,625,000 Interface, Inc., Sr. Sub. Notes, Series B, 9.500% due 11/15/05 (c).......       1,576,250
    3,000,000 John Q. Hammons Hotels L.P., 1st Mortgage, Series B, 8.875% due 5/15/12..       3,285,000
    2,000,000 Leslie's Poolmart, Sr. Notes, Series B, 10.375% due 7/15/08..............       2,010,000
              Levi Strauss & Co.:
    1,750,000   Notes, 7.000% due 11/1/06 (c)..........................................       1,373,750
                Sr. Notes:
    4,350,000     11.625% due 1/15/08 (c)..............................................       3,762,750
    1,835,000     12.250% due 12/15/12.................................................       1,532,225
    3,525,000 MeriStar Hospitality Corp., 9.125% due 1/15/11...........................       3,745,312
      825,000 MeriStar Hospitality Operating Partnership, L.P., 10.500% due 6/15/09 (c)         899,250
      450,000 Phillips-Van Heusen Corp., Sr. Notes, 8.125% due 5/1/13 (a)..............         477,000
              Saks Inc.:
    1,975,000   8.250% due 11/15/08....................................................       2,241,625
    1,595,000   9.875% due 10/1/11 (c).................................................       1,898,050
    4,550,000 Starwood Hotels & Resorts Worldwide, Inc., 7.875% due 5/1/12.............       5,050,500
    3,275,000 Tommy Hilfiger U.S.A., Inc., 6.850% due 6/1/08...........................       3,324,125
                                                                                        ---------------
                                                                                             66,520,081
                                                                                        ---------------
Consumer Non-Cyclicals -- 16.2%
    4,275,000 aaiPharma Inc., 11.000% due 4/1/10.......................................       4,766,625
    1,100,000 Ahold Finance USA, Inc., 6.875% due 5/1/29 (c)...........................         979,000
    8,500,000 AKI, Inc., Sr. Notes, 10.500% due 7/1/08.................................       8,967,500
    5,250,000 American Safety Razor Co., Sr. Notes, Series B, 9.875% due 8/1/05........       5,223,750

                      See Notes to Financial Statements.

SALOMON BROTHERS HIGH INCOME FUND II INC.

October 31, 2003

    Face
   Amount                                 Security*                                        Value
---------------------------------------------------------------------------------------------------
Consumer Non-Cyclicals -- 16.2% (continued)
$   1,275,000    Ameristar Casinos, Inc., 10.750% due 2/15/09...................... $     1,475,813
    1,586,000    Applica Inc., Sr. Sub. Notes, 10.000% due 7/31/08.................       1,649,440
    4,275,000    Argosy Gaming Co., 10.750% due 6/1/09.............................       4,702,500
    4,875,000    Athena Neurosciences Finance LLC, 7.250% due 2/21/08..............       4,363,125
    7,125,000    Coast Hotels and Casinos, Inc., 9.500% due 4/1/09.................       7,623,750
    3,400,000    Dade Behring Holdings Inc., 11.910% due 10/3/10...................       3,893,000
    2,175,000    Doane Pet Care Co., Sr. Sub. Notes, 9.750% due 5/15/07 (c)........       1,968,375
    5,120,000    Extendicare Health Services, Inc., 9.500% due 7/1/10..............       5,657,600
    1,625,000    Fleming Cos., Inc., 10.125% due 4/1/08 (b)(c).....................         260,000
    2,375,000    Herbst Gaming, Inc., Secured Notes, Series B, 10.750% due 9/1/08..       2,668,906
                 Holmes Group Inc.:
      125,000      Series B, 9.875% due 11/15/07...................................         124,375
    1,000,000      Sr. Sub. Notes, Series D, 9.875% due 11/15/07...................         995,000
    6,500,000    Home Interiors & Gifts, Inc., 10.125% due 6/1/08..................       6,695,000
    7,250,000    Horseshoe Gaming Holding Corp., Series B, 8.625% due 5/15/09......       7,748,437
    7,500,000    IASIS Healthcare Corp., 13.000% due 10/15/09......................       8,456,250
    3,925,000    Icon Health & Fitness, Inc., 11.250% due 4/1/12...................       4,297,875
    4,150,000    InSight Health Services Corp., Series B, 9.875% due 11/1/11 (c)...       4,482,000
    5,908,625    Iowa Select Farms, L.P., Secured Notes, 10.750% due 12/1/06 (a)(d)       3,545,175
    1,000,000    Jafra Cosmetics International Inc., 10.750% due 5/15/11...........       1,105,000
    2,400,000    Kerzner International Ltd., 8.875% due 8/15/11....................       2,631,000
    6,375,000    MGM MIRAGE, 9.750% due 6/1/07.....................................       7,259,531
    6,250,000    North Atlantic Trading Co. Inc., Series B, 11.000% due 6/15/04....       5,906,250
    1,117,366    Nutritional Sourcing Corp., Notes, 10.125% due 8/1/09.............         765,396
                 Park Place Entertainment Corp., Sr. Sub. Notes:
      700,000      9.375% due 2/15/07..............................................         789,250
    4,500,000      8.875% due 9/15/08 (c)..........................................       5,011,875
    3,000,000      8.125% due 5/15/11 (c)..........................................       3,292,500
    3,250,000    Playtex Products, Inc., 9.375% due 6/1/11 (c).....................       3,225,625
    5,025,000    Premier International Foods PLC, Sr. Notes, 12.000% due 9/1/09....       5,565,188
                 Rite Aid Corp.:
                   Notes:
    1,000,000       6.000% due 12/15/05 (a)........................................       1,002,500
      325,000       7.125% due 1/15/07 (c).........................................         329,875
    6,575,000      Sr. Notes, 7.625% due 4/15/05...................................       6,690,062
                 Sealy Mattress Co., Series B:
    4,475,000      10.875% due 12/15/07............................................       4,698,750
      185,000      Sr. Sub. Notes, 9.875% due 12/15/07 (c).........................         191,938
    3,875,000    Station Casinos, Inc., Sr. Sub. Notes, 9.875% due 7/1/10 (c)......       4,325,469

                      See Notes to Financial Statements.

SALOMON BROTHERS HIGH INCOME FUND II INC.

October 31, 2003

    Face
   Amount                                  Security*                                    Value
--------------------------------------------------------------------------------------------------
Consumer Non-Cyclicals -- 16.2% (continued)
$   2,500,000 Sybron Dental Specialties, Inc., 8.125% due 6/15/12................. $     2,693,750
    3,300,000 Tempur-Pedic Inc. and Tempur Production U.S.A. Inc., Sr. Sub. Notes,
               10.250% due 8/15/10 (a)............................................       3,679,500
    2,525,000 Tenet Healthcare Corp., Sr. Notes, 6.875% due 11/15/31..............       2,234,625
    5,000,000 Triad Hospitals, Inc., Series B, 8.750% due 5/1/09..................       5,437,500
    8,175,000 United Industries Corp., Series D, 9.875% due 4/1/09................       8,542,875
    4,750,000 Vanguard Health Systems, Inc., 9.750% due 8/1/11....................       5,106,250
    3,525,000 Venetian Casino Resort, LLC, 11.000% due 6/15/10....................       4,084,594
    3,500,000 Winsloew Furniture, Inc., Series B, 12.750% due 8/15/07.............       2,642,500
                                                                                   ---------------
                                                                                       177,755,299
                                                                                   ---------------
Energy -- 7.1%
    3,000,000 BRL Universal Equipment Corp., Secured Notes, 8.875% due 2/15/08....       3,255,000
              Dynegy Holdings Inc.:
                Debentures:
    2,550,000    7.125% due 5/15/18 (c)...........................................       2,059,125
    8,350,000    7.625% due 10/15/26 (c)..........................................       6,680,000
    4,500,000   Secured Notes, 9.875% due 7/15/10 (a).............................       4,860,000
              El Paso Corp., Sr. Notes:
    5,425,000   7.800% due 8/1/31.................................................       4,136,562
    6,325,000   7.750% due 1/15/32 (c)............................................       4,822,813
              Grey Wolf, Inc.:
    2,373,000   8.875% due 7/1/07 (c).............................................       2,450,123
      340,000   Series C, 8.875% due 7/1/07.......................................         351,050
    3,416,000 Key Energy Services, Inc., Series B, 14.000% due 1/15/09............       3,706,360
    6,625,000 Magnum Hunter Resources, Inc., 9.600% due 3/15/12 (c)...............       7,420,000
    1,775,000 Pioneer Natural Resources Co., 9.625% due 4/1/10....................       2,163,404
              Pogo Producing Co., Sr. Sub. Notes, Series B:
    1,500,000   10.375% due 2/15/09...............................................       1,620,000
    2,000,000   8.250% due 4/15/11................................................       2,220,000
    2,000,000 Pride International, Inc., Sr. Notes, 10.000% due 6/1/09............       2,165,000
    5,125,000 Vintage Petroleum, Inc., Sr. Sub. Notes, 9.750% due 6/30/09 (c).....       5,470,937
    5,025,000 Western Gas Resources, Inc., 10.000% due 6/15/09....................       5,389,313
    4,675,000 Westport Resources Corp., 8.250% due 11/1/11........................       5,177,562
              The Williams Cos., Inc.:
                Notes:
    3,700,000    7.625% due 7/15/19...............................................       3,644,500
    3,650,000    7.875% due 9/1/21................................................       3,631,750
    2,150,000    8.750% due 3/15/32...............................................       2,257,500
    4,000,000   Sr. Notes, 8.625% due 6/1/10......................................       4,400,000
                                                                                   ---------------
                                                                                        77,880,999
                                                                                   ---------------

                      See Notes to Financial Statements.

SALOMON BROTHERS HIGH INCOME FUND II INC.

October 31, 2003

    Face
   Amount                                          Security*                                           Value
-----------------------------------------------------------------------------------------------------------------
Financial -- 0.0%
$   1,975,400 Airplanes Pass-Through Trust, Series D, 10.875% due 3/15/19........................ $        59,262
                                                                                                  ---------------
Housing Related -- 0.4%
    4,000,000 Nortek Holdings, Inc., Sr. Notes, Series B, 8.875% due 8/1/08......................       4,190,000
                                                                                                  ---------------
Manufacturing -- 4.7%
    3,325,000 Alliant Techsystems Inc., 8.500% due 5/15/11.......................................       3,690,750
    1,900,000 Blount Inc., 13.000% due 8/1/09....................................................       1,824,000
    8,800,000 BREED Technologies, Inc., 9.250% due 4/15/08 (b)(e)................................               0
    1,250,000 Case Corp., Notes, 7.250% due 1/15/16..............................................       1,187,500
      450,000 Case New Holland Inc., Sr. Notes, 9.250% due 8/1/11 (a)............................         501,750
              Fedders North America, Inc.:
    1,300,000   9.375% due 8/15/07 (c)...........................................................       1,261,000
    1,500,000   Series B, 9.375% due 8/15/07.....................................................       1,455,000
    3,825,000 Flowserve Corp., 12.250% due 8/15/10 (c)...........................................       4,456,125
    1,325,000 Ford Motor Co., Notes, 7.450% due 7/16/31..........................................       1,193,498
    2,850,000 Ford Motor Credit Co., Notes, 7.250% due 10/25/11..................................       2,899,046
    1,750,000 General Binding Corp., 9.375% due 6/1/08 (c).......................................       1,758,750
    2,400,000 General Motors Acceptance Corp., Notes, 6.875% due 8/28/12.........................       2,464,217
              General Motors Corp.:
      725,000   Debentures, 8.375% due 7/15/33...................................................         767,085
    3,275,000   Sr. Notes, 7.125% due 7/15/13 (c)................................................       3,414,004
    8,000,000 Key Plastics, Inc., Series B, 10.250% due 3/15/07 (b)(e)...........................               0
    1,750,000 Kinetek, Inc., Sr. Notes, Series D, 10.750% due 11/15/06...........................       1,443,750
    5,500,000 L-3 Communications Corp., 7.625% due 6/15/12.......................................       6,022,500
    1,400,000 LDM Technologies, Inc., Series B, 10.750% due 1/15/07..............................       1,407,000
    2,750,000 Moll Industries, Inc., Sr. Sub. Notes, 10.500% due 7/1/08 (b)(e)...................          41,250
    1,850,000 NMHG Holdings Co., 10.000% due 5/15/09.............................................       2,044,250
    4,000,000 Sequa Corp., Sr. Notes, 9.000% due 8/1/09..........................................       4,420,000
    1,700,000 Tenneco Automotive Inc., Secured Notes, Series B, 10.250% due 7/15/13..............       1,887,000
    4,000,000 Terex Corp., Series B, 10.375% due 4/1/11 (c)......................................       4,530,000
    2,700,000 TRW Automotive Inc., Sr. Notes, 9.375% due 2/15/13 (a).............................       3,078,000
                                                                                                  ---------------
                                                                                                       51,746,475
                                                                                                  ---------------
Media and Cable -- 12.0%
    7,500,000 Avalon Cable Holding Finance, Inc., Sr. Discount Notes, (zero coupon until 12/1/03,
               11.875% thereafter), due 12/1/08..................................................       7,781,250
              Charter Communications Holdings, LLC:
                Sr. Discount Notes:
    5,250,000    Zero coupon until 1/15/05, (11.750% thereafter), due 1/15/10 (c)................       3,898,125

                      See Notes to Financial Statements.

SALOMON BROTHERS HIGH INCOME FUND II INC.

October 31, 2003

    Face
   Amount                                           Security*                                            Value
-------------------------------------------------------------------------------------------------------------------
Media and Cable -- 12.0% (continued)
$  10,000,000      Zero coupon until 5/15/06, (11.750% thereafter), due 5/15/11...................... $     5,925,000
   10,000,000      Zero coupon until 1/15/07, (12.125% thereafter), due 1/15/12......................       5,475,000
                  Sr. Notes:
      350,000      8.625% due 4/1/09 (c).............................................................         282,625
    2,475,000      10.750% due 10/1/09...............................................................       2,103,750
                CSC Holdings, Inc., Sr. Sub. Debentures:
   10,500,000     10.500% due 5/15/16................................................................      11,602,500
    1,500,000     9.875% due 4/1/23..................................................................       1,563,750
                Dex Media East LLC/Dex Media East Finance Co.:
    1,750,000     9.875% due 11/15/09................................................................       1,990,625
    1,250,000     12.125% due 11/15/12...............................................................       1,514,062
    2,400,000   Dex Media West LLC/Dex Media West Finance Co., Sr. Sub. Notes, 9.875% due 8/15/13 (a)       2,742,000
    4,650,000   DirecTV Holdings LLC, Sr. Notes, 8.375% due 3/15/13..................................       5,254,500
                EchoStar DBS Corp., Sr. Notes:
    4,375,000     10.375% due 10/1/07................................................................       4,850,781
    7,183,000     9.125% due 1/15/09.................................................................       8,116,790
    4,612,900   Hollinger Participation Trust, Sr. Notes, 12.125% due 11/15/10 (a)(d)................       5,233,050
    2,500,000   Houghton Mifflin Co., Sr. Discount Notes, (zero coupon until 10/15/08,
                 11.500% thereafter), due 10/15/13 (a)...............................................       1,575,000
    4,150,000   Insight Midwest, L.P., Sr. Notes, 10.500% due 11/1/10 (c)............................       4,357,500
    2,100,000   Interep National Radio Sales, Inc., Series B, 10.000% due 7/1/08.....................       1,866,375
    5,375,000   Mediacom LLC, Sr. Notes, 9.500% due 1/15/13 (c)......................................       5,133,125
    6,275,000   NextMedia Operating, Inc., 10.750% due 7/1/11........................................       7,122,125
   12,562,880   NTL Inc., Secured Notes, 19.000% due 1/1/10 (d)......................................      11,496,082
      900,000   R.H. Donnelley Finance Corp. I, 10.875% due 12/15/12 (a).............................       1,077,750
    3,475,000   Radio One, Inc., Series B, 8.875% due 7/1/11.........................................       3,839,875
                Telewest Communications PLC:
      500,000     Debentures, 9.625% due 10/1/06 (b)(c)..............................................         267,500
                  Sr. Discount Notes:
    3,125,000      Zero coupon until 4/15/04, (9.250% thereafter), due 4/15/09.......................       1,390,625
    7,950,000      Zero coupon until 2/1/05, (11.375% thereafter), due 2/1/10 (c)....................       3,299,250
    6,400,000   Time Warner Inc., 7.625% due 4/15/31.................................................       7,177,734
                Vivendi Universal SA, Sr. Notes:
    5,600,000     6.250% due 7/15/08 (a).............................................................       5,880,000
    2,000,000     9.250% due 4/15/10 (a).............................................................       2,335,000
                Yell Finance B.V.:
    6,776,000     Sr. Discount Notes, (zero coupon until 8/1/06, 13.500% thereafter), due 8/1/11 (c).       6,200,040
      606,000     Sr. Notes, 10.750% due 8/1/11 (c)..................................................         712,050
                                                                                                      ---------------
                                                                                                          132,063,839
                                                                                                      ---------------

                      See Notes to Financial Statements.

SALOMON BROTHERS HIGH INCOME FUND II INC.

October 31, 2003

    Face
   Amount                                          Security*                                                 Value
------------------------------------------------------------------------------------------------------------------
Services and Other -- 2.9%
                Allied Waste North America, Inc., Series B:
$     250,000     8.875% due 4/1/08................................................................. $       277,500
    2,850,000     7.875% due 1/1/09 (c).............................................................       2,992,500
    6,550,000     10.000% due 8/1/09 (c)............................................................       7,155,875
      400,000     9.250% due 9/1/12 (c).............................................................         452,000
    3,200,000   Brand Services, Inc., 12.000% due 10/15/12..........................................       3,584,000
    3,250,000   COMFORCE Operating Inc., Sr. Notes, Series B, 12.000% due 12/1/07...................       2,453,750
    4,000,000   The Holt Group, Inc., 9.750% due 1/15/06 (b)........................................         140,000
      825,000   Iron Mountain Inc., 8.625% due 4/1/13...............................................         905,437
    3,150,000   Mail-Well, Inc., Series B, 8.750% due 12/15/08 (c)..................................       3,189,375
    1,000,000   Mail-Well I Corp., 9.625% due 3/15/12 (c)...........................................       1,127,500
    2,325,000   Muzak LLC, Sr. Notes, 10.000% due 2/15/09...........................................       2,458,688
    3,180,000   Pierce Leahy Command Co., 8.125% due 5/15/08........................................       3,331,050
    6,500,000   Safety-Kleen Corp., 9.250% due 5/15/09 (b)..........................................         325,000
    4,000,000   SITEL Corp., 9.250% due 3/15/06.....................................................       3,790,000
                                                                                                     ---------------
                                                                                                          32,182,675
                                                                                                     ---------------
Technology -- 1.8%
    2,880,000   infoUSA Inc., Sr. Sub. Notes, 9.500% due 6/15/08 (c)................................       2,980,800
    3,000,000   Seagate Technology HDD Holdings, 8.000% due 5/15/09.................................       3,285,000
    5,550,000   Unisys Corp., Sr. Notes, 8.125% due 6/1/06..........................................       6,105,000
    7,640,000   Xerox Capital (Europe) PLC, 5.875% due 5/15/04 (c)..................................       7,754,600
                                                                                                     ---------------
                                                                                                          20,125,400
                                                                                                     ---------------
Telecommunications -- 9.9%
      475,000   ACC Escrow Corp., Sr. Notes, 10.000% due 8/1/11 (a).................................         520,125
    3,000,000   Alamosa (Delaware) Inc., 13.625% due 8/15/11........................................       2,895,000
    4,500,000   Alamosa Holdings, Inc., (zero coupon until 2/15/05, 12.875% thereafter), due 2/15/10       3,532,500
    8,625,000   American Tower Corp., Sr. Notes, 9.375% due 2/1/09 (c)..............................       9,099,375
    1,800,000   American Tower Escrow Corp., Discount Notes, zero coupon due 8/1/08.................       1,242,000
    6,875,000   AT&T Corp., Sr. Notes, 8.500% due 11/15/31..........................................       7,822,444
                AT&T Wireless Services Inc.:
    4,625,000     Notes, 8.125% due 5/1/12..........................................................       5,374,551
                  Sr. Notes:
    3,800,000      7.875% due 3/1/11................................................................       4,349,586
    1,850,000      8.750% due 3/1/31................................................................       2,232,480
                Crown Castle International Corp., Sr. Notes:
    2,300,000     9.375% due 8/1/11 (c).............................................................       2,530,000
    5,140,000     10.750% due 8/1/11 (c)............................................................       5,795,350

                      See Notes to Financial Statements.

SALOMON BROTHERS HIGH INCOME FUND II INC.

October 31, 2003

    Face
   Amount                                           Security*                                            Value
-------------------------------------------------------------------------------------------------------------------
Telecommunications -- 9.9% (continued)
$   3,250,000   Dobson Communications Corp., Sr. Notes, 8.875% due 10/1/13 (a)....................... $     3,315,000
                Nextel Communications, Inc.:
    3,147,000     Sr. Discount Notes, 9.950% due 2/15/08.............................................       3,320,085
                  Sr. Notes:
       75,000      9.375% due 11/15/09 (c)...........................................................          82,125
   11,300,000      7.375% due 8/1/15.................................................................      11,808,500
    5,750,000   Qwest Communications International Inc., Sr. Notes, Series B, 7.500% due 11/1/08 (c).       5,606,250
                Qwest Corp.:
      325,000     Debentures, 8.875% due 6/1/31......................................................         342,875
    7,325,000     Notes, 8.875% due 3/15/12 (a)......................................................       8,313,875
                Qwest Services Corp., Notes:
      550,000     13.000% due 12/15/07 (a)...........................................................         627,000
      325,000     13.500% due 12/15/10 (a)...........................................................         381,062
    2,071,000     14.000% due 12/15/14 (a)...........................................................       2,536,975
                SBA Communications Corp.:
    3,100,000     Sr. Discount Notes, 12.000% due 3/1/08.............................................       3,301,500
    2,275,000     Sr. Notes, 10.250% due 2/1/09......................................................       2,047,500
      850,000   SpectraSite, Inc., Sr. Notes, 8.250% due 5/15/10 (a).................................         905,250
                Sprint Capital Corp.:
    6,525,000     6.875% due 11/15/28................................................................       6,161,708
    5,325,000     8.750% due 3/15/32.................................................................       6,077,396
    3,235,000   TeleCorp PCS, Inc., 10.625% due 7/15/10..............................................       3,816,996
    3,750,000   UbiquiTel Operating Co., (zero coupon until 4/15/05, 14.000% thereafter), due 4/15/10       2,418,750
    2,500,000   Western Wireless Corp., Sr. Notes, 9.250% due 7/15/13 (a)............................       2,625,000
                                                                                                      ---------------
                                                                                                          109,081,258
                                                                                                      ---------------
Transportation -- 0.4%
    1,888,121   Continental Airlines, Inc., Pass Thru Certificates, Series 981C, 6.541% due 9/15/08..       1,749,090
    2,000,000   General Maritime Corp., Sr. Notes, 10.000% due 3/15/13...............................       2,245,000
                                                                                                      ---------------
                                                                                                            3,994,090
                                                                                                      ---------------
Utilities -- 4.5%
                AES Corp., Sr. Sub. Notes:
    4,000,000     8.375% due 8/15/07 (c).............................................................       3,990,000
    1,725,000     8.500% due 11/1/07 (c).............................................................       1,720,687
                Avon Energy Partners Holdings:
    5,500,000   Notes, 6.460% due 3/4/08 (a).........................................................       4,675,000
    2,550,000   Sr. Notes, 7.050% due 12/11/07 (a)...................................................       2,167,500
   10,050,000   Calpine Canada Energy Finance ULC, 8.500% due 5/1/08 (c).............................       7,437,000

                      See Notes to Financial Statements.

SALOMON BROTHERS HIGH INCOME FUND II INC.



SCHEDULE OF INVESTMENTS (unaudited) (continued)
October 31, 2003

    Face
   Amount                              Security*                               Value
-------------------------------------------------------------------------------------------
Utilities -- 4.5% (continued)
                Calpine Corp.:
$   3,500,000     Secured Notes, 8.500% due 7/15/10 (a).................... $     3,220,000
                  Sr. Notes:
      500,000      7.875% due 4/1/08.......................................         355,000
    2,425,000      7.750% due 4/15/09 (c)..................................       1,697,500
      425,000      8.625% due 8/15/10 (c)..................................         304,938
    1,100,000      8.500% due 2/15/11 (c)..................................         792,000
                Edison Mission Energy, Sr. Notes:
    4,575,000     7.730% due 6/15/09.......................................       3,934,500
    6,575,000     9.875% due 4/15/11.......................................       6,081,875
                Mirant Americas Generation, LLC, Sr. Notes:
    2,075,000     7.625% due 5/1/06 (b)....................................       1,732,625
    2,925,000     9.125% due 5/1/31 (b)....................................       2,435,062
                Reliant Resources, Inc., Secured Notes:
    5,325,000     9.250% due 7/15/10 (a)...................................       4,792,500
    3,975,000     9.500% due 7/15/13 (a)...................................       3,557,625
                                                                            ---------------
                                                                                 48,893,812
                                                                            ---------------

              TOTAL CORPORATE BONDS (Cost -- $782,701,011)...............       823,570,871
                                                                            ---------------
CONVERTIBLE BONDS -- 0.5%
Technology -- 0.3%
    1,100,000   Avaya Inc., Sr. Notes, zero coupon due 10/31/21............         666,875
    4,450,000   Sanmina-SCI Corp., Sub. Debentures, zero coupon due 9/12/20       2,258,375
                                                                            ---------------
                                                                                  2,925,250
                                                                            ---------------
Telecommunications -- 0.2%
    2,675,000   American Tower Corp., Notes, 5.000% due 2/15/10............       2,534,562
                                                                            ---------------

              TOTAL CONVERTIBLE BONDS (Cost -- $3,699,049)...............         5,459,812
                                                                            ---------------
    Face
   Amount+
-------------
SOVEREIGN BONDS -- 19.1%
Argentina -- 0.0%
       4/ARS/   Republic of Argentina, 10.000% due 9/19/08.................               0
                                                                            ---------------
Brazil -- 6.4%
                Federal Republic of Brazil:
    1,475,000   11.500% due 3/12/08......................................         1,644,625

                      See Notes to Financial Statements.

SALOMON BROTHERS HIGH INCOME FUND II INC.

October 31, 2003

        Face
       Amount+                    Security*                      Value
    -----------------------------------------------------------------------
    Brazil -- 6.4% (continued)
    $   4,225,000      12.000% due 4/15/10.................... $     4,782,700
        2,150,000      9.250% due 10/22/10....................       2,163,438
        7,127,000      12.750% due 1/15/20....................       8,089,145
          875,000      8.875% due 4/15/24.....................         747,031
        7,075,000      10.125% due 5/15/27....................       6,668,187
        4,050,000      11.000% due 8/17/40....................       3,960,900
       29,005,863      C Bonds, 8.000% due 4/15/14............      27,165,876
       13,125,000      DCB, Series L, 2.0625% due 4/15/12 (f).      11,107,031
                       FLIRB, Series L:
        2,284,615       2.000% due 4/15/09 (f)................       2,067,577
          803,846       2.000% due 4/15/09 (f)................         727,481
        1,747,116      NMB, Series L, 2.0625% due 4/15/09 (f).       1,605,163
                                                               ---------------
                                                                    70,729,154
                                                               ---------------
    Bulgaria -- 0.5%
        4,950,000   Republic of Bulgaria, 8.250% due 1/15/15.        5,655,375
                                                               ---------------
    Colombia -- 1.2%
                    Republic of Colombia:
        4,425,000      10.000% due 1/23/12....................       4,661,737
        1,825,000      10.750% due 1/15/13....................       1,999,744
        1,875,000      11.750% due 2/25/20....................       2,148,750
        4,225,000      10.375% due 1/28/33....................       4,261,969
                                                               ---------------
                                                                    13,072,200
                                                               ---------------
    Ecuador -- 1.3%
       15,320,000   Republic of Ecuador, 12.000% due 11/15/12       13,711,400
                                                               ---------------
    Mexico -- 3.6%
                    PEMEX Project Funding Master Trust:
        3,100,000     6.125% due 8/15/08.....................        3,273,600
          250,000     7.375% due 12/15/14....................          263,750
                    United Mexican States:
        4,625,000     6.625% due 3/3/15......................        4,761,437
       22,100,000     11.375% due 9/15/16....................       31,216,250
          500,000     8.300% due 8/15/31.....................          557,000
                                                               ---------------
                                                                    40,072,037
                                                               ---------------
    Panama -- 1.0%
                    Republic of Panama:
        3,325,000      9.625% due 2/8/11......................       3,848,688

                      See Notes to Financial Statements.

SALOMON BROTHERS HIGH INCOME FUND II INC.



SCHEDULE OF INVESTMENTS (unaudited) (continued)
October 31, 2003

    Face
   Amount+                                       Security*                                          Value
--------------------------------------------------------------------------------------------------------------
Panama -- 1.0% (continued)
$   3,500,000   9.375% due 1/16/23............................................................ $     3,815,000
    1,500,000   8.875% due 9/30/27............................................................       1,573,125
    1,689,509   PDI, 1.9375% due 7/17/16 (f)..................................................       1,478,320
                                                                                               ---------------
                                                                                                    10,715,133
                                                                                               ---------------
Peru -- 0.4%
              Republic of Peru:
    2,150,000   9.875% due 2/6/15.............................................................       2,520,875
                FLIRB:
    1,400,000    4.500% due 3/7/17 (f)........................................................       1,253,000
      175,000    4.500% due 3/7/17 (a)(f).....................................................         156,625
                                                                                               ---------------
                                                                                                     3,930,500
                                                                                               ---------------
Philippines -- 0.8%
              Republic of the Philippines:
    1,900,000   9.375% due 1/18/17............................................................       2,022,265
    5,000,000   9.875% due 1/15/19............................................................       5,206,250
    1,375,000   10.625% due 3/16/25...........................................................       1,493,594
                                                                                               ---------------
                                                                                                     8,722,109
                                                                                               ---------------
Russia -- 3.2%
              Russian Federation:
   10,900,000   10.000% due 6/26/07...........................................................      12,875,625
    3,050,000   8.250% due 3/31/10............................................................       3,420,727
   20,350,000   5.000% due 3/31/30 (f)........................................................      19,033,660
                                                                                               ---------------
                                                                                                    35,330,012
                                                                                               ---------------
Turkey -- 0.7%
              Republic of Turkey:
    5,350,000   11.500% due 1/23/12...........................................................       6,433,375
      625,000   11.000% due 1/14/13...........................................................         733,984
                                                                                               ---------------
                                                                                                     7,167,359
                                                                                               ---------------
Venezuela -- 0.0%
      425,000 Republic of Venezuela, Series A, 6.750% due 3/31/20.............................         368,688
                                                                                               ---------------

              TOTAL SOVEREIGN BONDS (Cost -- $186,388,938)....................................     209,473,967
                                                                                               ---------------
LOAN PARTICIPATIONS (F )(G) -- 0.5%
Morocco -- 0.5%
    5,843,750 Kingdom of Morocco, Tranche A, 2.03125% due 1/2/09 (UBS Financial Services Inc.)
               (Cost -- $5,480,831)...........................................................       5,668,438
                                                                                               ---------------

                      See Notes to Financial Statements.

SALOMON BROTHERS HIGH INCOME FUND II INC.



SCHEDULE OF INVESTMENTS (unaudited) (continued)
October 31, 2003

  Shares                                               Security*                                                Value
--------------------------------------------------------------------------------------------------------------------------
COMMON STOCK (H) -- 2.5%
      29,156 Mattress Discounters Corp. (e)............................................................... $       262,404
      10,029 NCI Holdings, Inc............................................................................           3,761
     152,459 NTL Inc. (c).................................................................................       9,411,294
     282,980 SpectraSite, Inc.............................................................................      10,965,475
      98,997 UGC Europe, Inc..............................................................................       6,632,799
      28,175 UnitedGlobalCom Inc., Class A Shares (c).....................................................         199,479
                                                                                                           ---------------

             TOTAL COMMON STOCK (Cost -- $39,482,014).....................................................      27,475,212
                                                                                                           ---------------
ESCROW SHARES (E)(H) -- 0.0%
   5,500,000 Imperial Sugar Co............................................................................               6
   2,025,000 Pillowtex Corp...............................................................................               2
   2,648,056 Vlasic Foods International Inc...............................................................         296,582
                                                                                                           ---------------

             TOTAL ESCROW SHARES (Cost -- $0).............................................................         296,590
                                                                                                           ---------------
PREFERRED STOCK -- 0.8%
             CSC Holdings Inc.:
      24,750   Series H, 11.750% due 10/1/07..............................................................       2,592,563
      61,417   Series M, 11.125% due 4/1/08...............................................................       6,448,785
         236 NTL Europe, Inc., Series A (h)...............................................................           1,133
             TCR Holding Corp.:
      17,552   Class B (e)(h).............................................................................              18
       9,654   Class C (e)(h).............................................................................              10
      25,451   Class D (e)(h).............................................................................              25
      52,657   Class E (e)(h).............................................................................              53
                                                                                                           ---------------

             TOTAL PREFERRED STOCK (Cost -- $8,020,564)...................................................       9,042,587
                                                                                                           ---------------
 Warrants/
  Rights
------------
WARRANTS AND RIGHTS (H) -- 0.1%
       1,800 American Tower Escrow Corp. (Exercise price of $0.01 per share expiring on 8/1/08. Each
              warrant exercisable for 14.10 shares of common stock).......................................         252,900
       5,000 Asia Pulp & Paper (Exercise price of $7.8375 per share expiring on 3/15/05. Each warrant
              exercisable for 12.914 shares of common stock) (e)..........................................               0
  30,928,049 ContiFinancial Corp. Liquidating Trust, Units of Interest (Represents interests in a trust in
              the liquidation of ContiFinancial Corp. and its affiliates).................................         463,921
       2,750 Leap Wireless International Inc. (Exercise price of $96.80 per share expiring on 4/15/10.
              Each warrant exercisable for 5.146 shares of common stock) (a)(e)...........................               0

                      See Notes to Financial Statements.

SALOMON BROTHERS HIGH INCOME FUND II INC.



SCHEDULE OF INVESTMENTS (unaudited) (continued)
October 31, 2003

  Warrants/
   Rights                                            Security*                                              Value
----------------------------------------------------------------------------------------------------------------------
WARRANTS AND RIGHTS (H) -- 0.1% (CONTINUED)
        3,500 Mattress Discounters Corp. (Exercise price of $0.01 per share expiring on 7/15/07. Each warrant exercisable for 4.85 shares of Class A common stock and 0.539 shares of Class L
               common stock).......................................................................... $         2,625
       13,614 Pillowtex Corp. (Exercise price of $28.99 per share expiring on 11/24/09. Each warrant
               exercisable for 1 share of common stock) (e)...........................................              14
        5,000 Republic Technologies International Inc. (Exercise price of $0.01 per share expiring on
               7/15/09. Each warrant exercisable for 1 share of Class D common stock).................              50
        5,000 Ubiquitel Operating Co. (Exercise price of $22.74 per share expiring on 4/15/10. Each
               warrant exercisable for 5.965 shares of common stock) (a)..............................              50
       57,120 Venezuela Discount Rights (e)...........................................................               0
        3,500 Winsloew Furniture, Inc. (Exercise price of $0.01 per share expiring on 8/15/07. Each
               warrant exercisable for 0.2298 shares of common stock).................................           1,750
                                                                                                       ---------------

              TOTAL WARRANTS AND RIGHTS (Cost -- $1,454,594)..........................................         721,310
                                                                                                       ---------------
    Face
   Amount
-------------
REPURCHASE AGREEMENT -- 1.6%
$  17,065,000 Morgan Stanley, 0.970% due 11/3/03; Proceeds at maturity -- $17,066,379; (Fully collateralized by U.S. Treasury Strips, 7.625% to 9.875% due 11/15/05 to 11/15/22;
               Market value -- $17,406,300) (Cost -- $17,065,000).....................................      17,065,000
                                                                                                       ---------------

              TOTAL INVESTMENTS -- 100.0% (Cost -- $1,044,292,001**).................................. $ 1,098,773,787
                                                                                                       ===============

--------
* All securities except for those that are on loan are segregated as collateral pursuant to a revolving credit facility.
+ Face amount denominated in U.S. dollars unless otherwise indicated.
(a)Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)Security is currently in default.
(c)All or a portion of this security is on loan (See Note 4).
(d)Payment-in-kind security for which all or part of the interest earned may be paid in additional bonds.
(e)Security is valued in accordance with fair valuation procedures.
(f)Rate shown reflects current rate on instrument with variable rates or step coupon rates.
(g)Participation interest was acquired through the financial institution indicated parenthetically.
(h)Non-income producing security.
**Aggregate cost for Federal income tax purposes is substantially the same.

  Abbreviations used in this schedule:
  ARS -- Argentine Peso
  C Bond -- Capitalization Bond
  DCB -- Debt Conversion Bond
  FLIRB -- Front Loaded Interest Reduction Bond
  NMB -- New Money Bond
  PDI -- Past Due Interest

                      See Notes to Financial Statements.

SALOMON BROTHERS HIGH INCOME FUND II INC.



LOANED SECURITIES COLLATERAL (unaudited)
October 31, 2003

    Face
   Amount                                           Security                                           Value
----------------------------------------------------------------------------------------------------------------
$143,998,957 State Street Navigator Securities Lending Trust Prime Portfolio (Cost -- $143,998,957) $143,998,957
                                                                                                    ============

                      See Notes to Financial Statements.

SALOMON BROTHERS HIGH INCOME FUND II INC.



STATEMENT OF ASSETS AND LIABILITIES (unaudited)
October 31, 2003

ASSETS:
   Investments, at value (Cost -- $1,044,292,001)................................................. $1,098,773,787
   Loaned securities collateral, at value (Cost -- $143,998,957) (Note 4).........................    143,998,957
   Cash...........................................................................................            715
   Interest and dividends receivable..............................................................     24,348,868
   Receivable for securities sold.................................................................      6,127,754
   Prepaid expenses...............................................................................         12,376
                                                                                                   --------------
   Total Assets...................................................................................  1,273,262,457
                                                                                                   --------------

LIABILITIES:
   Loan payable (Note 7)..........................................................................    300,000,000
   Payable for loaned securities collateral (Note 4)..............................................    143,998,957
   Dividends payable..............................................................................      1,997,755
   Management fee payable.........................................................................        945,544
   Loan interest payable (Note 7).................................................................        405,555
   Administration fee payable.....................................................................         94,554
   Accrued expenses...............................................................................        211,916
                                                                                                   --------------
   Total Liabilities..............................................................................    447,654,281
                                                                                                   --------------
Total Net Assets.................................................................................. $  825,608,176
                                                                                                   ==============

NET ASSETS:
   Common stock ($0.001 par value, 100,000,000 shares authorized; 74,935,252 shares outstanding).. $       74,935
   Capital paid in excess of par value............................................................  1,044,980,777
   Overdistributed net investment income..........................................................     (8,695,620)
   Accumulated net realized loss from investment transactions.....................................   (265,233,702)
   Net unrealized appreciation of investments and foreign currencies..............................     54,481,786
                                                                                                   --------------
Total Net Assets.................................................................................. $  825,608,176
                                                                                                   ==============
Net Asset Value, per share ($825,608,176 / 74,935,252 shares outstanding).........................         $11.02
                                                                                                           ======

                      See Notes to Financial Statements.

SALOMON BROTHERS HIGH INCOME FUND II INC.



STATEMENT OF OPERATIONS (unaudited)
For the Six Months Ended October 31, 2003

  INVESTMENT INCOME:
     Interest................................................... $51,595,875
                                                                 -----------

  EXPENSES:
     Management fee (Note 2)....................................   5,490,290
     Interest expense (Note 7)..................................   2,515,152
     Administration fee (Note 2)................................     549,029
     Custody....................................................      71,832
     Shareholder communications.................................      43,653
     Registration fees..........................................      37,328
     Audit and legal............................................      36,112
     Directors' fees............................................      31,458
     Other......................................................      68,881
                                                                 -----------
     Total Expenses.............................................   8,843,735
                                                                 -----------
  Net Investment Income.........................................  42,752,140
                                                                 -----------

  REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
  CURRENCIES (NOTE 3):
     Realized Gain (Loss) From:
      Investment transactions...................................  14,215,288
      Foreign currency transactions.............................     (19,618)
                                                                 -----------
     Net Realized Gain..........................................  14,195,670
                                                                 -----------
     Change in Net Unrealized Appreciation From:
      Investments...............................................  38,434,279
      Foreign currencies........................................      19,865
                                                                 -----------
     Increase in Net Unrealized Appreciation....................  38,454,144
                                                                 -----------
  Net Gain on Investments and Foreign Currencies................  52,649,814
                                                                 -----------
  Increase in Net Assets From Operations........................ $95,401,954
                                                                 ===========

                      See Notes to Financial Statements.

SALOMON BROTHERS HIGH INCOME FUND II INC.



STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ended October 31, 2003 (unaudited) and the Year Ended April 30, 2003

                                                                October 31      April 30
-------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income...................................... $ 42,752,140  $  85,756,547
   Net realized gain (loss)...................................   14,195,670    (55,505,695)
   Increase in net unrealized appreciation....................   38,454,144     67,269,678
                                                               ------------  -------------
   Increase in Net Assets From Operations.....................   95,401,954     97,520,530
                                                               ------------  -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income......................................  (51,395,199)   (84,516,112)
   Capital....................................................           --    (15,830,265)
                                                               ------------  -------------
   Decrease in Net Assets From Distributions to Shareholders..  (51,395,199)  (100,346,377)
                                                               ------------  -------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares issued on reinvestment of dividends
    (902,627 and 2,448,921 shares issued, respectively).......   10,035,279     24,058,046
                                                               ------------  -------------
   Increase in Net Assets From Capital Share Transactions.....   10,035,279     24,058,046
                                                               ------------  -------------
Increase in Net Assets........................................   54,042,034     21,232,199

NET ASSETS:
   Beginning of period........................................  771,566,142    750,333,943
                                                               ------------  -------------
   End of period*............................................. $825,608,176  $ 771,566,142
                                                               ============  =============
* Includes overdistributed net investment income of:..........  $(8,695,620)      $(32,943)
                                                               ============  =============

                      See Notes to Financial Statements.

SALOMON BROTHERS HIGH INCOME FUND II INC.



STATEMENT OF CASH FLOWS (unaudited)
For the Six Months Ended October 31, 2003

CASH FLOWS PROVIDED (USED) BY OPERATING AND INVESTING ACTIVITIES:
   Dividends payable...................................................... $   1,997,755
   Interest and dividends received........................................    45,901,340
   Operating expenses paid................................................    (6,270,330)
   Net purchases of short-term investments................................    (9,722,000)
   Realized loss on foreign currency transactions.........................       (19,618)
   Net change in unrealized depreciation on foreign currencies............        19,865
   Purchases of long-term investments.....................................  (211,013,546)
   Proceeds from disposition of long-term investments.....................   223,007,416
   Interest paid on bank loans............................................    (2,551,488)
                                                                           -------------
   Net Cash Provided By Operating and Investing Activities................    41,349,394
                                                                           -------------
CASH FLOWS PROVIDED (USED) BY FINANCING ACTIVITIES:
   Cash distributions paid on Common Stock................................   (51,395,199)
   Proceeds from reinvestment of dividends................................    10,035,279
                                                                           -------------
   Net Cash Used By Financing Activities..................................   (41,359,920)
                                                                           -------------
Net Decrease in Cash......................................................       (10,526)
Cash, Beginning of period.................................................        11,241
                                                                           -------------
Cash, End of period....................................................... $         715
                                                                           =============
RECONCILIATION OF INCREASE IN NET ASSETS FROM OPERATIONS TO NET CASH FLOWS
PROVIDED (USED) BY OPERATING AND INVESTING ACTIVITIES:
   Increase in Net Assets From Operations................................. $  95,401,954
                                                                           -------------
   Accretion of discount on investments...................................    (7,104,593)
   Amortization of premium on investments.................................       864,169
   Capitalized income on payment-in-kind securities.......................      (956,518)
   Increase in investments, at value......................................   (32,283,423)
   Decrease in interest and dividends receivable..........................       536,405
   Increase in receivable for investments sold............................    (4,276,843)
   Decrease in prepaid expenses...........................................        37,328
   Decrease in payable of investments purchased...........................   (12,851,429)
   Increase in dividends payable..........................................     1,997,755
   Decrease in interest payable on loan...................................       (36,336)
   Increase in accrued expenses...........................................        20,925
                                                                           -------------
   Total Adjustments......................................................   (54,052,560)
                                                                           -------------
Net Cash Flows Provided By Operating and Investing Activities............. $  41,349,394
                                                                           =============

                      See Notes to Financial Statements.

SALOMON BROTHERS HIGH INCOME FUND II INC.



NOTES TO FINANCIAL STATEMENTS (unaudited)

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

Salomon Brothers High Income Fund II Inc. ("Fund") was incorporated in Maryland and is registered as a diversified, closed-end, management investment company under the Investment Company Act of 1940, as amended. The Fund seeks to maximize current income by investing at least 80% of its net assets plus any borrowings for investment purposes in high yield debt securities (as defined in the Fund's prospectus). As a secondary objective, the Fund seeks capital appreciation to the extent consistent with its objective of seeking to maximize current income.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates.

(a) SECURITIES VALUATION. In valuing the Fund's assets, all securities for which market quotations are readily available are valued (i) at the last sale price prior to the time of determination if there were a sale on the date of determination, (ii) at the mean between the last current bid and asked prices if there were no sales on such date and bid and asked quotations are available, and (iii) at the bid price if there were no sales price on such date and only bid quotations are available. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last current bid and asked price as of the close of business of that market. However, when the spread between bid and asked price exceeds five percent of the par value of the security, the security is valued at the bid price. Securities may also be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Short-term investments having a maturity of 60 days or less are valued at amortized cost which approximates market value. Securities for which reliable quotations are not readily available and all other securities and assets are valued at fair value as determined in good faith by, or under procedures established by, the Board of Directors.

(b) INVESTMENT TRANSACTIONS. Investment transactions are recorded on the trade date. Interest income is accrued on a daily basis. Market discount or premium on securities purchased is accreted or amortized, respectively, on an effective yield basis over the life of the security. The Fund uses the specific identification method for determining realized gain or loss on investments. Dividend income is recorded on ex-dividend date.

(c) FEDERAL INCOME TAXES. The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated

SALOMON BROTHERS HIGH INCOME FUND II INC.



NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

investment companies, and to distribute all of its income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(d) DIVIDENDS AND DISTRIBUTIONS. The Fund declares and pays dividends to shareholders monthly from net investment income. Net realized gains, if any, in excess of loss carryovers are expected to be distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets.

(e) REPURCHASE AGREEMENTS. When entering into repurchase agreements, it is the Fund's policy to take possession, through the custodian, of the underlying collateral and to monitor its value at the time the arrangement is entered into and during the term of the repurchase agreement to ensure that it equals or exceeds the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

(f) CASH FLOW INFORMATION. The Fund invests in securities and distributes dividends from net investment income and net realized gains which are paid in cash and may be reinvested at the discretion of shareholders. These activities are reported in the statement of changes in net assets and additional information on cash receipts and cash payments is presented in the statement of cash flows.

(g) YEAR END TAX RECLASSIFICATIONS. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP.

NOTE 2. MANAGEMENT FEE AND OTHER TRANSACTIONS

Salomon Brothers Asset Management Inc ("Investment Manager"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. The Investment Manager is responsible on a day-to-day basis for the management of the Fund's portfolio in accordance with the Fund's investment objectives and policies and for making decisions to buy, sell or hold particular securities of the Fund. The management fee for these services is payable monthly at an annual rate of 1.00% of the Fund's average weekly net assets plus the proceeds of any outstanding borrowings used for leverage.

Smith Barney Fund Management LLC ("Administrator"), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund's administrator for which the Fund pays a monthly fee

SALOMON BROTHERS HIGH INCOME FUND II INC.



NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

at an annual rate of 0.10% of the value of the Fund's average weekly net assets plus the proceeds of any outstanding borrowings used for leverage. The administrator performs certain administrative services necessary for the operation of the Fund.

During periods in which the Fund is utilizing financial leverage, the fees which are payable to the Investment Manager and Administrator as a percentage of the Fund's assets will be higher than if the Fund did not utilize leverage because the fees are calculated as a percentage of the Fund's assets, including those investments purchased with leverage.

At October 31, 2003, Citigroup Global Markets Inc. ("CGM"), another indirect wholly-owned subsidiary of Citigroup, held 11.766 shares of the Fund.

Certain officers and/or directors of the Fund are also officers and/or directors of the Investment Manager.

NOTE 3. PORTFOLIO ACTIVITY

During the six months ended October 31, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

           Purchases.................................... $198,162,117
                                                         ============
           Sales........................................ $227,284,259
                                                         ============

At October 31, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

          Gross unrealized appreciation................ $114,072,009
          Gross unrealized depreciation................  (59,590,223)
                                                        ------------
          Net unrealized appreciation.................. $ 54,481,786
                                                        ============

NOTE 4. LENDING OF PORTFOLIO SECURITIES

The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. Fees earned by the Fund on securities lending are recorded in interest income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the securities loaned, plus a margin which may vary depending on the type of securities loaned. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral.

SALOMON BROTHERS HIGH INCOME FUND II INC.



NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)


At October 31, 2003, the Fund loaned securities having a market value of $141,644,174. The Fund received cash collateral amounting to $143,998,957 which was invested into the State Street Navigator Securities Lending Trust Prime Portfolio.

Income earned by the Fund from securities lending for the six months ended October 31, 2003 was $121,443.

NOTE 5. LOAN PARTICIPATIONS

The Fund invests in fixed and floating rate loans arranged through private negotiations between a foreign sovereign entity and one or more financial institutions. The Fund's investment in any such loan may be in the form of a participation in or an assignment of the loan.

In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

At October 31, 2003, the Fund held loan participations with a total cost of $5,480,831.

NOTE 6. CREDIT RISK

The yields of emerging markets debt obligations and high-yield corporate debt obligations reflect, among other things, perceived credit risk. The Fund's investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, overall greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund.

NOTE 7. LOAN

At October 31, 2003, the Fund had outstanding a $300,000,000 loan pursuant to a revolving credit and security agreement with CXC Inc., an affiliate of Citigroup, a commercial paper conduit issuer for which Citicorp North America Inc., an affiliate of the Investment Manager, acts as administrative agent. The loans generally bear interest at a variable rate based on the weighted average interest rates of the underlying commercial paper or LIBOR, plus any applicable margin. Securities held by the Fund are subject to a lien, granted to the lenders, to the extent of the borrowing outstanding and any additional expenses. For the six months ended October 31, 2003, the Fund paid interest expense of $2,551,488.

SALOMON BROTHERS HIGH INCOME FUND II INC.



NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)


NOTE 8. DIVIDENDS SUBSEQUENT TO OCTOBER 31, 2003

On July 18, 2003, the Board of Directors of the Fund declared dividends in the amount of $0.115 per share, payable on November 28, 2003 to shareholders of record on November 18, 2003.

On October 22, 2003, the Board of Directors of the Fund declared three dividends, each in the amount of $0.115 per share, payable on December 26, 2003, January 30, 2004, and February 27, 2004 to shareholders of record on December 16, 2003, January 13, 2004 and February 18, 2004, respectively.

NOTE 9. SUBSEQUENT EVENT

The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds $16 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

The Fund's transfer agent is PFPC Inc., which is not affiliated with CAM.

SALOMON BROTHERS HIGH INCOME FUND II INC.



FINANCIAL HIGHLIGHTS

Data for a share of capital stock outstanding throughout each year ended April 30, unless otherwise noted:

                                               2003/(1)/    2003      2002      2001      2000     1999/(2)/
--------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........    $10.42      $10.48    $11.08    $11.85   $ 13.54   $ 15.00
                                                ------      ------    ------    ------   ------    ------
Income (Loss) From Operations:
   Net investment income....................      0.57        1.18      1.27      1.37      1.45      1.23
   Net realized and unrealized gain (loss)..      0.72        0.12     (0.50)    (0.58)    (1.70)    (1.45)
                                                  --          --       -----     -----     -----     -----
Total Income (Loss) From Operations.........      1.29        1.30      0.77      0.79     (0.25)    (0.22)
                                                  --          --        --        --       -----     -----
Offering Costs on Issuance of
 Common Stock...............................        --          --        --        --        --     (0.02)
                                             -            -         -         -         -            -----
Less Distributions From:
   Net investment income....................     (0.69)      (1.16)    (1.18)    (1.40)    (1.44)    (1.22)
   Capital..................................        --       (0.22)    (0.20)    (0.16)       --        --
                                             -               -----     -----     -----  -         -
Total Distributions.........................     (0.69)      (1.38)    (1.38)    (1.56)    (1.44)    (1.22)
                                                 -----       -----     -----     -----     -----     -----
Increase in Net Asset Value Due to Shares
 Issued on Reinvestment of Dividends........        --        0.02      0.01        --        --        --
                                             -                --        --    -         -         -
Net Asset Value, End of Period..............    $11.02      $10.42    $10.48    $11.08   $ 11.85   $ 13.54
                                                ======      ======    ======    ======   ======    ======
Market Price, End of Period.................    $12.40      $11.65    $11.65    $10.96   $11.750   $12.625
                                                ======      ======    ======    ======   =======   =======
Total Return, Based on Market Price/(3)/....     13.16%++    15.00%    20.83%     6.85%     5.45%    (7.57)%++
Ratios to Average Net Assets:
   Total expenses, including interest
    expense.................................      2.22%+      2.49%     2.80%     3.09%     2.09%     1.54%+
   Total expenses, excluding interest
    expense (operating expenses)............      1.59%+      1.63%     1.57%     1.43%     1.29%     1.24%+
   Net investment income....................     10.73%+     12.64%    12.08%    11.87%    11.48%     9.84%+
Net Assets, End of Period (000s)............  $825,608    $771,566  $750,334  $764,344  $790,743  $903,792
Portfolio Turnover Rate.....................        19%         87%      118%      118%       68%       66%
Loans Outstanding, End of Period (000s).....  $300,000    $300,000  $260,000  $260,000  $105,000  $105,000
Weighted Average Interest Rate on Loans.....      1.67%+      2.15%     3.44%     6.69%     6.18%     5.72%

--------------------------------------------------------------------------------
(1)For the six months ended October 31, 2003 (unaudited).
(2)For the period May 28, 1998 (commencement of operations) to April 30, 1999.
(3)For purposes of this calculation, dividends are assumed to be reinvested at prices obtained under the Fund's dividend reinvestment plan and the broker commission paid to purchase or sell a share is excluded.
++Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.

SALOMON BROTHERS HIGH INCOME FUND II INC.



ADDITIONAL INFORMATION (unaudited)

Results of Annual Meeting of Stockholders

The Fund held its Annual Meeting of Stockholders on August 7, 2003, for the purpose of voting upon the election of Riordan Roett and Leslie H. Gelb as Class II Directors of the Fund, to serve until the 2006 Annual Meeting of Stockholders, and R. Jay Gerken as a Class III Director of the Fund, to serve until the 2004 Annual Meeting of Stockholders. The following table provides information concerning the matter voted upon at the Meeting.

1. Election of Directors

      Nominees                                  Votes For  Votes Withheld
      --------                                  ---------- --------------

      Class II -- to serve until the year 2006
      Riordan Roett............................ 69,695,990    851,912
      Leslie H. Gelb........................... 69,706,637    841,265

      Class III -- to serve until the year 2004
      R. Jay Gerken............................ 69,743,108    804,794

In addition, on August 1, 2003, the Board of Directors ("Board") of the Fund elected William R. Hutchinson a Class III Director of the Fund. The Board also appointed Mr. Hutchinson a member of the Fund's Nominating Committee and chair of the Fund's Audit Committee.

At October 31, 2003, in addition to Leslie H. Gelb, R. Jay Gerken, William R. Hutchinson, and Riordan Roett, the other Directors of the Fund were as follows:

Carol L. Colman
Daniel P. Cronin
Jeswald W. Salacuse


ADDITIONAL INFORMATION ABOUT YOUR FUND (unaudited)

The Fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The Fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

SALOMON BROTHERS HIGH INCOME FUND II INC.



DIVIDEND REINVESTMENT PLAN (unaudited)

Pursuant to certain rules of the Securities and Exchange Commission the following additional disclosure is provided.

Each shareholder purchasing shares of common stock ("Shares") of Salomon Brothers High Income Fund II Inc. ("Fund") will be deemed to have elected to be a participant in the Dividend Reinvestment Plan ("Plan"), unless the shareholder specifically elects in writing (addressed to the Agent at the address below or to any nominee who holds Shares for the shareholder in its name) to receive all income dividends and distributions of capital gains in cash, paid by check, mailed directly to the record holder by or under the direction of PFPC Inc. as the Fund's dividend-paying agent ("Agent"). A shareholder whose Shares are held in the name of a broker or nominee who does not provide an automatic reinvestment service may be required to take such Shares out of "street name" and register such Shares in the shareholder's name in order to participate, otherwise dividends and distributions will be paid in cash to such shareholder by the broker or nominee. Each participant in the Plan is referred to herein as a "Participant." The Agent will act as Agent for each Participant, and will open accounts for each Participant under the Plan in the same name as their Shares are registered.

Unless the Fund declares a dividend or distribution payable only in the form of cash, the Agent will apply all dividends and distributions in the manner set forth below.

If, on the determination date (as defined below), the market price per Share equals or exceeds the net asset value per Share on that date (such condition, a "market premium"), the Agent will receive the dividend or distribution in newly issued Shares of the Fund on behalf of Participants. If, on the determination date, the net asset value per Share exceeds the market price per Share (such condition, a "market discount"), the Agent will purchase Shares in the open market. The determination date will be the fourth New York Stock Exchange trading day (a New York Stock Exchange trading day being referred to herein as a "Trading Day") preceding the payment date for the dividend or distribution. For purposes herein, "market price" will mean the average of the highest and lowest prices at which the Shares sell on the New York Stock Exchange on the particular date, or if there is no sale on that date, the average of the closing bid and asked quotations.

Purchases made by the Agent will be made as soon as practicable commencing on the Trading Day following the determination date and terminating no later than 30 days after the dividend or distribution payment date except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities law; provided, however, that such purchases will, in any event, terminate on the Trading Day prior to the "ex-dividend" date next succeeding the dividend or distribution payment date.

If (i) the Agent has not invested the full dividend amount in open market purchases by the date specified at the bottom of the prior page as the date on which such purchases must terminate or (ii) a market discount shifts to a market premium during the purchase period, then the

SALOMON BROTHERS HIGH INCOME FUND II INC.



DIVIDEND REINVESTMENT PLAN (unaudited) (continued)

Agent will cease making open market purchases and will receive the uninvested portion of the dividend amount in newly issued Shares (x) in the case of (i) above, at the close of business on the date the Agent is required to terminate making open market purchases as specified at the bottom of the prior page or
(y) in the case of (ii) above, at the close of business on the date such shift occurs; but in no event prior to the payment date for the dividend or distribution.

In the event that all or part of a dividend or distribution amount is to be paid in newly issued Shares, such Shares will be issued to Participants in accordance with the following formula: (i) if, on the valuation date, the net asset value per share is less than or equal to the market price per Share, then the newly issued Shares will be valued at net asset value per Share on the valuation date provided, however, that if the net asset value is less than 95% of the market price on the valuation date, then such Shares will be issued at 95% of the market price and (ii) if, on the valuation date, the net asset value per share is greater than the market price per Share, then the newly issued Shares will be issued at the market price on the valuation date. The valuation date will be the dividend or distribution payment date, except that with respect to Shares issued pursuant to the paragraph above, the valuation date will be the date such Shares are issued. If a date that would otherwise be a valuation date is not a Trading Day, the valuation date will be the next preceding Trading Day.

The open market purchases provided for above may be made on any securities exchange on which the Shares of the Fund are traded, in the over-the-counter market or in negotiated transactions, and may be on such terms as to price, delivery and otherwise as the Agent shall determine. Funds held by the Agent uninvested will not bear interest, and it is understood that, in any event, the Agent shall have no liability in connection with any inability to purchase Shares within the time periods herein provided, or with the timing of any purchases effected. The Agent shall have no responsibility as to the value of the Shares acquired for the Participant's account. The Agent may commingle amounts of all Participants to be used for open market purchases of Shares and the price per Share allocable to each Participant in connection with such purchases shall be the average price (including brokerage commissions) of all Shares purchased by the Agent.

The Agent will maintain all Participant accounts in the Plan and will furnish written confirmations of all transactions in each account, including information needed by Participants for personal and tax records. The Agent will hold Shares acquired pursuant to the Plan in noncertificated form in the Participant's name or that of its nominee, and each Participant's proxy will include those Shares purchased pursuant to the Plan. The Agent will forward to Participants any proxy solicitation material and will vote any Shares so held for Participants only in accordance with the proxy returned by Participants to the Fund. Upon written request, the Agent will deliver to Participants, without charge, a certificate or certificates for the full Shares.

SALOMON BROTHERS HIGH INCOME FUND II INC.



DIVIDEND REINVESTMENT PLAN (unaudited) (continued)


The Agent will confirm to Participants each acquisition made for their respective accounts as soon as practicable but not later than 60 days after the date thereof. Although Participants may from time to time have an undivided fractional interest (computed to three decimal places) in a Share of the Fund, no certificates for fractional shares will be issued. Dividends and distributions on fractional shares will be credited to each Participant's account. In the event of termination of a Participant's account under the Plan, the Agent will adjust for any such undivided fractional interest in cash at the market value of the Fund's Shares at the time of termination less the pro rata expense of any sale required to make such an adjustment.

Any share dividends or split shares distributed by the Fund on Shares held by the Agent for Participants will be credited to their respective accounts. In the event that the Fund makes available to Participants rights to purchase additional Shares or other securities, the Shares held for Participants under the Plan will be added to other Shares held by the Participants in calculating the number of rights to be issued to Participants.

The Agent's service fee for handling capital gains distributions or income dividends will be paid by the Fund. Participants will be charged a pro rata share of brokerage commissions on all open market purchases.

Participants may terminate their accounts under the Plan by notifying the Agent in writing or by calling 1-800-331-1710. Such termination will be effective immediately if notice is received by the Agent not less than ten days prior to any dividend or distribution record date; otherwise such termination will be effective on the first Trading Day after the payment due for such dividend or distribution with respect to any subsequent dividend or distribution. The Plan may be amended or terminated by the Fund as applied to any dividend or capital gains distribution paid subsequent to written notice of the change or termination sent to Participants at least 30 days prior to the record date for the dividend or capital gains distribution. The Plan may be amended or terminated by the Agent, with the Fund's prior written consent, on at least 30 days' written notice to Plan Participants. Notwithstanding the preceding two sentences, the Agent or the Fund may amend or supplement the Plan at any time or times when necessary or appropriate to comply with applicable law or rules or policies of the Securities and Exchange Commission or any other regulatory authority. Upon any termination, the Agent will cause a certificate or certificates for the full Shares held by each Participant under the Plan and cash adjustment for any fraction to be delivered to each Participant without charge. If the Participant elects by notice to the Agent in writing in advance of such termination to have the Agent sell part or all of a Participant's Shares and remit the proceeds to Participant, the Agent is authorized to deduct a $2.50 fee plus brokerage commission for this transaction from the proceeds.

Any amendment or supplement shall be deemed to be accepted by each Participant unless, prior to the effective date thereof, the Agent receives written notice of the termination of the Participant's account under the Plan. Any such amendment may include an appointment by the

SALOMON BROTHERS HIGH INCOME FUND II INC.




DIVIDEND REINVESTMENT PLAN (unaudited) (continued)

Agent in its place and stead of a successor Agent under these terms and conditions, with full power and authority to perform all or any of the acts to be performed by the Agent under these terms and conditions. Upon any such appointment of an Agent for the purpose of receiving dividends and distributions, the Fund will be authorized to pay to such successor Agent, for each Participant's account, all dividends and distributions payable on Shares of the Fund held in each Participant's name or under the Plan for retention or application by such successor Agent as provided in these terms and conditions.

In the case of Participants, such as banks, broker-dealers or other nominees, which hold Shares for others who are beneficial owners ("Nominee Holders"), the Agent will administer the Plan on the basis of the number of Shares certified from time to time by each Nominee Holder as representing the total amount registered in the Nominee Holder's name and held for the account of beneficial owners who are to participate in the Plan.

The Agent shall at all times act in good faith and use its best efforts within reasonable limits to insure the accuracy of all services performed under this Agreement and to comply with applicable law, but assumes no responsibility and shall not be liable for loss or damage due to errors unless such error is caused by its negligence, bad faith, or willful misconduct or that of its employees.

All correspondence concerning the Plan should be directed to the Agent at P.O. Box 8030, Boston, Massachusetts 02266-8030.

ADDITIONAL SHAREHOLDER INFORMATION (unaudited)

This report is transmitted to the shareholders of Salomon Brothers High Income Fund II Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase, at market prices, shares of its common stock in the open market.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Fund (toll-free) at 1-800-446-1013 and by visiting the SEC's web site at www.sec.gov.

SALOMON BROTHERS HIGH INCOME FUND II INC.



DIRECTORS

CAROL L. COLMAN
DANIEL P. CRONIN
LESLIE H. GELB
R. JAY GERKEN, CFA
WILLIAM R. HUTCHINSON
RIORDAN ROETT
JESWALD W. SALACUSE


OFFICERS

R. JAY GERKEN, CFA
    Chairman
PETER J. WILBY, CFA
    President
ANDREW B. SHOUP*
    Senior Vice President and
    Chief Administrative Officer
MAUREEN O'CALLAGHAN
    Executive Vice President
JAMES E. CRAIGE, CFA
    Executive Vice President
THOMAS K. FLANAGAN, CFA
    Executive Vice President
BETH A. SEMMEL, CFA
    Executive Vice President
FRANCES M. GUGGINO
    Controller
ROBERT I. FRENKEL
    Secretary* and Chief Legal Officer

* As of November 25, 2003.


SALOMON BROTHERS HIGH INCOME FUND II INC.


    125 Broad Street
    10th Floor, MF-2
    New York, New York 10004
    Telephone 1-888-777-0102

INVESTMENT MANAGER
    Salomon Brothers Asset Management Inc
    399 Park Avenue
    New York, New York 10022

CUSTODIAN
    State Street Bank and Trust Company
    225 Franklin Street
    Boston, Massachusetts 02110

DIVIDEND DISBURSING AND TRANSFER AGENT
    PFPC Inc.
    P.O. Box 8030
    Boston, Massachusetts 02266-8030

INDEPENDENT AUDITORS
    PricewaterhouseCoopers LLP
    1177 Avenue of the Americas
    New York, New York 10036

LEGAL COUNSEL
    Simpson Thacher & Bartlett LLP
    425 Lexington Avenue
    New York, New York 10017

NEW YORK STOCK EXCHANGE SYMBOL
    HIX

                     (This page intentionally left blank.)

ITEM 2.  CODE OF ETHICS.

         Not Applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not Applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         The Board of Directors of the Fund has delegated the authority to develop policies and procedures relating to proxy voting to the Manager. The Manager is part of Citigroup Asset Management ("CAM"), a group of investment adviser affiliates of Citigroup, Inc. ("Citigroup"). Along with the other investment advisers that comprise CAM, the Manager has adopted a set of proxy voting policies and procedures (the "Policies") to ensure that the Manager votes proxies relating to equity securities in the best interest of clients.

         In voting proxies, the Manager is guided by general fiduciary principles and seeks to act prudently and solely in the best interest of clients. The Manager attempts to consider all factors that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values. The Manager may utilize an external service provider to provide it with information and/or a recommendation with regard to proxy votes. However, such recommendations do not relieve the Manager of its responsibility for the proxy vote.

         In the case of a proxy issue for which there is a stated position in the Policies, CAM generally votes in accordance with such stated position. In the case of a proxy issue for which there is a list of factors set forth in the Policies that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above and considering such enumerated factors. In the case of a proxy issue for which there is no stated position or list of factors that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above. Issues for which there is a stated position set forth in the Policies or for which there is a list of factors set forth in the Policies that CAM considers in voting on such issues fall into a variety of categories, including election of directors, ratification of auditors, proxy and tender offer defenses, capital structure issues, executive and director compensation, mergers and corporate restructurings, and social and environmental issues. The stated position on an issue set forth in the Policies can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account whose shares are being voted. Issues applicable to a particular industry may cause CAM to abandon a policy that would have otherwise applied to issuers generally. As a result of the independent investment advisory services provided by distinct CAM business units, there may be occasions when different business units or different portfolio managers within the same business unit vote differently on the same issue.

         In furtherance of the Manager's goal to vote proxies in the best interest of clients, the Manager follows procedures designed to identify and address material conflicts that may arise between the Manager's interests and those of its clients before voting proxies on behalf of such clients. To seek to identify conflicts of interest, CAM periodically notifies CAM employees (including employees of the Manager) in writing that they are under an obligation (i) to be aware of the potential for conflicts of interest with respect to voting proxies on behalf of client accounts both as a result of their personal relationships and due to special circumstances that may arise during the conduct of CAM's and the Manager's business, and (ii) to bring conflicts of interest of which they become aware to the attention of compliance personnel. The Manager also maintains and considers a list of significant relationships that could present a conflict of interest for the Manager in voting proxies. The Manager is also sensitive to the fact that a significant, publicized relationship between an issuer and a non-CAM affiliate might appear to the public to influence the manner in which the Manager decides to vote a proxy with respect to such issuer. Absent special circumstances or a significant, publicized non-CAM affiliate relationship that CAM or the Manager for prudential reasons treats as a potential conflict of interest because such relationship might appear to the public to influence the manner in which the Manager decides to vote a proxy, the Manager generally takes the position that non-CAM relationships between Citigroup and an issuer (e.g. investment banking or banking) do not present a conflict of interest for the Manager in voting proxies with respect to such issuer. Such position is based on the fact that the Manager is operated as an independent business unit from other Citigroup business units as well as on the existence of information barriers between the Manager and certain other Citigroup business units.

         CAM maintains a Proxy Voting Committee, of which the Manager personnel are members, to review and address conflicts of interest brought to its attention by compliance personnel. A proxy issue that will be voted in accordance with a stated position on an issue or in accordance with the recommendation of an independent third party is not brought to the attention of the Proxy Voting Committee for a conflict of interest review because the Manager's position is that to the extent a conflict of interest issue exists, it is resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party. With respect to a conflict of interest brought to its attention, the

         Proxy Voting Committee first determines whether such conflict of interest is material. A conflict of interest is considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, the Manager's decision-making in voting proxies. If it is determined by the Proxy Voting Committee that a conflict of interest is not material, the Manager may vote proxies notwithstanding the existence of the conflict.

         If it is determined by the Proxy Voting Committee that a conflict of interest is material, the Proxy Voting Committee is responsible for determining an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination is based on the particular facts and circumstances, including the importance of the proxy issue and the nature of the conflict of interest. Methods of resolving a material conflict of interest may include, but are not limited to, disclosing the conflict to clients and obtaining their consent before voting, or suggesting to clients that they engage another party to vote the proxy on their behalf.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
             Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a) Not applicable.

         (b) Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Salomon Brothers High Income Fund II Inc.

By:    /s/ R. Jay Gerken
       R. Jay Gerken
       Chief Executive Officer of
       Salomon Brothers High Income Fund II Inc.

Date:  January 5, 2004

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ R. Jay Gerken
       (R. Jay Gerken)
       Chief Executive Officer of
       Salomon Brothers High Income Fund II Inc.

Date:  January 5, 2004

By:    /s/ Andrew B. Shoup
       (Andrew B. Shoup)
       Chief Administrative Officer of
       Salomon Brothers High Income Fund II Inc.

Date:  January 5, 2004